Vessels Under Construction (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Beginning balance	$ 60,197,486
Payments to shipyard	226,795,499	40,086,598	44,931,101
Ending balance	131,344,599	60,197,486
Vessels Under Construction
Property, Plant and Equipment [Line Items]
Beginning balance	60,197,486	20,110,888
Other payments including initial stores, capitalized interest and site costs	4,471,600	1,962,598
Transfer to vessels in operation	(155,648,386)
Ending balance	131,344,599	60,197,486
Vessels Under Construction | Shipyard
Property, Plant and Equipment [Line Items]
Payments to shipyard	$ 222,323,899	$ 38,124,000